Document and Entity Information	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Document Creation Date	Nov. 06, 2026
Entity Registrant Name	InMed Pharmaceuticals Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-39685
Entity Tax Identification Number	98-1428279
Entity Address Address Line 1	221 Crescent Street
Entity Address Address Line 2	Building 23
Entity Address Address Line 3	Suite 105
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	781
Local Phone Number	887-5080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MTRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001728328
Entity Address City Or Town	Waltham